General - Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Matrix [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		48.21%	48.21%
Sapiens [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		43.51%	43.63%
Magic Software [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		46.71%	46.71%
Insync [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		90.09%	90.09%
Michpal [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		100.00%	100.00%
TSG [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership	[1]	42.71%	50.00%
Ofek [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		80.00%	80.00%
ZAP Group [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		100.00%	100.00%
Shamrad [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		100.00%	100.00%
Hashahar [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		51.00%
Other associate [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership	[1]	21.45%

[1]	TSG’s and other associate results of operations are reflected in the Company’s results of operations using the equity method of accounting.